ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Asset Impairment Charges - Accumulated impairment [member] £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Asset Impairment Charges [Line Items]
Balances	£ 937
Financial assets at fair value through other comprehensive income	(14)
Drawn balance [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Asset Impairment Charges [Line Items]
Balances	1,024
Undrawn balances [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Asset Impairment Charges [Line Items]
Balances	£ (73)